Dec. 22, 2016
[SHIP LOGO VANGUARD (R)]

Vanguard Short-Term Government Bond Index Fund Vanguard Intermediate-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for AdmiralTM Shares Dated December 22, 2016

New Target Indexes and New Fund Names

Effective immediately, Vanguard Short-Term Government Bond Index Fund, Vanguard Intermediate-Term Government Bond Index Fund, and Vanguard Long-Term Government Bond Index Fund have begun tracking their new target indexes, as set forth in the following table and as previously approved by the Funds’ board of trustees. The board believes that the new indexes are more closely aligned with each Fund’s investment strategy.

Vanguard Fund	Current Target Index	New Target Index

	Bloomberg Barclays U.S.	Bloomberg Barclays US
Short-Term Government	1-3 Year Government Float	Treasury 1-3 Year Bond
Bond Index Fund	Adjusted Index	Index

Intermediate-Term Government	Bloomberg Barclays U.S.	Bloomberg Barclays US
Bond Index Fund	3-10 Year Government Float	Treasury 3-10 Year Bond
	Adjusted Index	Index

Long-Term Government	Bloomberg Barclays U.S.	Bloomberg Barclays US
Bond Index Fund	Long Government Float	Long Treasury Bond Index
Adjusted Index

To better coincide with their new target indexes, Vanguard Short-Term Government Bond Index Fund has changed its name to Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Government Bond Index Fund has changed its name to Vanguard Intermediate-Term Treasury Index Fund, and Vanguard Long-Term Government Bond Index Fund has changed its name to Vanguard Long-Term Treasury Index Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Government Bond Index Fund

All references to Vanguard Short-Term Government Bond Index Fund are replaced with Vanguard Short-Term Treasury Index Fund.

The first paragraph under the heading “Principal Investment Strategies” is amended to read as follows:

The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays US Treasury 1–3 Year Bond Index. This Index includes fixed income securities issued by the U.S. Treasury (not including inflation-protected securities), all with maturities between 1 and 3 years.

The first paragraph under the heading “Annual Total Returns” is amended to read as follows:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Effective December 12, 2017, the Fund began tracking the Bloomberg Barclays US Treasury 1–3 Year Bond Index as its target index. The Fund’s board of trustees believes that the current index is more closely aligned with the Fund’s investment strategy. The Fund’s Signal® Shares were renamed Admiral Shares on October 16, 2013. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Government Bond Index Fund

All references to Vanguard Intermediate-Term Government Bond Index Fund are replaced with Vanguard Intermediate-Term Treasury Index Fund.

The first paragraph under the heading “Principal Investment Strategies” is amended to read as follows:

The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays US Treasury 3–10 Year Bond Index. This Index includes fixed income securities issued by the U.S. Treasury (not including inflation-protected bonds), with maturities between 3 and 10 years.

The first paragraph under the heading “Annual Total Returns” is amended to read as follows:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Effective December 12, 2017, the Fund began tracking the Bloomberg Barclays US Treasury 3–10 Year Bond Index as its target index. The Fund’s board of trustees believes that the current index is more closely aligned with the Fund’s investment strategy. The Fund‘s Signal Shares were renamed Admiral Shares on October 16, 2013. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Government Bond Index Fund

All references to Vanguard Long-Term Government Bond Index Fund are replaced with Vanguard Long-Term Treasury Index Fund.

The first paragraph under the heading “Principal Investment Strategies” is amended to read as follows:

The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays US Long Treasury Bond Index. This Index includes fixed income securities issued by the U.S. Treasury (not including inflation-protected bonds), with maturities greater than 10 years.

The first paragraph under the heading “Annual Total Returns” is amended to read as follows:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Effective December 12, 2017, the Fund began tracking the Bloomberg Barclays US Long Treasury Bond Index as its target index. The Fund’s board of trustees believes that the current index is more closely aligned with the Fund’s investment strategy. The Fund‘s Signal Shares were renamed Admiral Shares on October 16, 2013. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays US Treasury 1-3 Year Bond Index, Bloomberg Barclays U.S. 1-3 Year Government Float Adjusted Index, Bloomberg Barclays US Treasury 3-10 Year Bond Index, Bloomberg Barclays U.S. 3-10 Year Government Float Adjusted Index, Bloomberg Barclays US Long Treasury Bond Index, Bloomberg Barclays U.S. Long Government Float Adjusted Index, Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index, Bloomberg Barclays U.S. 5-10 Year Corporate Bond Index, Bloomberg Barclays U.S. 10+ Year Corporate Bond Index, and Bloomberg Barclays U.S. MBS Float Adjusted Index (the Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Sector Bond Index Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Sector Bond Index Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Sector Bond Index Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect to the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Sector Bond Index Funds or the owners of the Sector Bond Index Funds.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Sector Bond Index Funds. Investors acquire the Sector Bond Index Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Sector Bond Index Funds. The Sector Bond Index Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Sector Bond Index Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Sector Bond Index Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Sector Bond Index Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Sector Bond Index Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Sector Bond Index Funds.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Sector Bond Index Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Sector Bond Index Funds, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBLITY OF SUCH, RESULTING FROM THE USE OF BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE SECTOR BOND INDEX FUNDS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 1942A 122017

[SHIP LOGO VANGUARD (R)]

Vanguard Short-Term Government Bond Index Fund Vanguard Intermediate-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for Exchange-Traded Fund Shares Dated December 22, 2016

New Target Indexes and New Fund Names

Effective immediately, Vanguard Short-Term Government Bond Index Fund, Vanguard Intermediate-Term Government Bond Index Fund, and Vanguard Long-Term Government Bond Index Fund have begun tracking their new target indexes, as set forth in the following table and as previously approved by the Funds’ board of trustees. The board believes that the new indexes are more closely aligned with each Fund’s investment strategy.

Vanguard Fund	Current Target Index	New Target Index

Short-Term Government	Bloomberg Barclays U.S.	Bloomberg Barclays US
Bond Index Fund	1-3 Year Government Float	Treasury 1-3 Year Bond
	Adjusted Index	Index

Intermediate-Term Government	Bloomberg Barclays U.S.	Bloomberg Barclays US
Bond Index Fund	3-10 Year Government Float	Treasury 3-10 Year Bond
	Adjusted Index	Index
Long-Term Government	Bloomberg Barclays U.S.	Bloomberg Barclays US
Bond Index Fund	Long Government Float	Long Treasury Bond Index
Adjusted Index

To better coincide with their new target indexes, Vanguard Short-Term Government Bond Index Fund has changed its name to Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Government Bond Index Fund has changed its name to Vanguard Intermediate-Term Treasury Index Fund, and Vanguard Long-Term Government Bond Index Fund has changed its name to Vanguard Long-Term Treasury Index Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Government Bond Index Fund

All references to Vanguard Short-Term Government Bond Index Fund and Vanguard Short-Term Government Bond ETF are replaced with Vanguard Short-Term Treasury Index Fund and Vanguard Short-Term Treasury ETF, respectively.

The first paragraph under the heading “Principal Investment Strategies” is amended to read as follows:

The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays US Treasury 1–3 Year Bond Index. This Index includes fixed income securities issued by the U.S. Treasury (not including inflation-protected securities), all with maturities between 1 and 3 years.

The first paragraph under the heading “Annual Total Returns” is amended to read as follows:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relavant market index, which has investment characteristics similar to those of the Fund. Effective December 12, 2017, the Fund began tracking the Bloomberg Barclays US Treasury 1–3 Year Bond Index as its target index. The Fund‘s board of trustees believes that the current index is more closely aligned with the Fund‘s investment strategy. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Government Bond Index Fund

All references to Vanguard Intermediate-Term Government Bond Index Fund and Vanguard Intermediate-Term Government Bond ETF are replaced with Vanguard Intermediate-Term Treasury Index Fund and Vanguard Intermediate-Term Treasury ETF, respectively.

The first paragraph under the heading “Principal Investment Strategies” is amended to read as follows:

The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays US Treasury 3–10 Year Bond Index. This Index includes fixed income securities issued by the U.S. Treasury (not including inflation-protected bonds), with maturities between 3 and 10 years.

The first paragraph under the heading “Annual Total Returns” is amended to read as follows:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Effective December 12, 2017, the Fund began tracking the Bloomberg Barclays US Treasury 3–10 Year Bond Index as its target index. The Fund‘s board of trustees believes that the current index is more closely aligned with the Fund‘s investment strategy. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Government Bond Index Fund

All references to Vanguard Long-Term Government Bond Index Fund and Vanguard Long-Term Government Bond ETF are replaced with Vanguard Long-Term Treasury Index Fund and Vanguard Long-Term Treasury ETF, respectively.

The first paragraph under the heading “Principal Investment Strategies” is amended to read as follows:

The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays US Long Treasury Bond Index. This Index includes fixed income securities issued by the U.S. Treasury (not including inflation-protected bonds), with maturities greater than 10 years.

The first paragraph under the heading “Annual Total Returns” is amended to read as follows:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Effective December 12, 2017, the Fund began tracking the Bloomberg Barclays US Long Treasury Bond Index as its target index. The Fund‘s board of trustees believes that the current index is more closely aligned with the Fund‘s investment strategy. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays US Treasury 1-3 Year Bond Index, Bloomberg Barclays U.S. 1-3 Year Government Float Adjusted Index, Bloomberg Barclays US Treasury 3-10 Year Bond Index, Bloomberg Barclays U.S. 3-10 Year Government Float Adjusted Index, Bloomberg Barclays US Long Treasury Bond Index, Bloomberg Barclays U.S. Long Government Float Adjusted Index, Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index, Bloomberg Barclays U.S. 5-10 Year Corporate Bond Index, Bloomberg Barclays U.S. 10+ Year Corporate Bond Index, and Bloomberg Barclays U.S. MBS Float Adjusted Index (the Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Sector Bond ETFs and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Sector Bond ETFs. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Sector Bond ETFs. Bloomberg and Barclays’ only relationship with Vanguard in respect to the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Sector Bond ETFs or the owners of the Sector Bond ETFs.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Sector Bond ETFs. Investors acquire the Sector Bond ETFs from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Sector Bond ETFs. The Sector Bond ETFs are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Sector Bond ETFs or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Sector Bond ETFs with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Sector Bond ETFs to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Sector Bond ETFs or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Sector Bond ETFs.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Sector Bond ETFs, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Sector Bond ETFs, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBLITY OF SUCH, RESULTING FROM THE USE OF BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE SECTOR BOND ETFs.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 3142 122017

[SHIP LOGO VANGUARD (R)]

Vanguard Short-Term Government Bond Index Fund Vanguard Intermediate-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated December 22, 2016

New Target Indexes and New Fund Names

Effective immediately, Vanguard Short-Term Government Bond Index Fund, Vanguard Intermediate-Term Government Bond Index Fund, and Vanguard Long-Term Government Bond Index Fund have begun tracking their new target indexes, as set forth in the following table and as previously approved by the Funds’ board of trustees. The board believes that the new indexes are more closely aligned with each Fund’s investment strategy.

Vanguard Fund	Current Target Index	New Target Index

Short-Term Government	Bloomberg Barclays U.S.	Bloomberg Barclays US
Bond Index Fund	1-3 Year Government Float	Treasury 1-3 Year Bond
	Adjusted Index	Index

Intermediate-Term Government	Bloomberg Barclays U.S.	Bloomberg Barclays US
Bond Index Fund	3-10 Year Government Float	Treasury 3-10 Year Bond
	Adjusted Index	Index

Long-Term Government	Bloomberg Barclays U.S.	Bloomberg Barclays US
Bond Index Fund	Long Government Float	Long Treasury Bond Index
Adjusted Index

To better coincide with their new target indexes, Vanguard Short-Term Government Bond Index Fund has changed its name to Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Government Bond Index Fund has changed its name to Vanguard Intermediate-Term Treasury Index Fund, and Vanguard Long-Term Government Bond Index Fund has changed its name to Vanguard Long-Term Treasury Index Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Government Bond Index Fund

All references to Vanguard Short-Term Government Bond Index Fund are replaced with Vanguard Short-Term Treasury Index Fund.

The first paragraph under the heading “Principal Investment Strategies” is amended to read as follows:

The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays US Treasury 1–3 Year Bond Index. This Index includes fixed income securities issued by the U.S. Treasury (not including inflation-protected securities), all with maturities between 1 and 3 years.

The first paragraph under the heading “Annual Total Returns” is amended to read as follows:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Effective December 12, 2017, the Fund began tracking the Bloomberg Barclays US Treasury 1–3 Year Bond Index as its target index. The Fund’s board of trustees believes that the current index is more closely aligned with the Fund’s investment strategy. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Government Bond Index Fund

All references to Vanguard Intermediate-Term Government Bond Index Fund are replaced with Vanguard Intermediate-Term Treasury Index Fund.

The first paragraph under the heading “Principal Investment Strategies” is amended to read as follows:

The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays US Treasury 3–10 Year Bond Index. This Index includes fixed income securities issued by the U.S. Treasury (not including inflation-protected bonds), with maturities between 3 and 10 years.

The first paragraph under the heading “Annual Total Returns” is amended to read as follows:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Effective December 12, 2017, the Fund began tracking the Bloomberg Barclays US Treasury 3–10 Year Bond Index as its target index. The Fund’s board of trustees believes that the current index is more closely aligned with the Fund’s investment strategy. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Government Bond Index Fund

All references to Vanguard Long-Term Government Bond Index Fund are replaced with Vanguard Long-Term Treasury Index Fund.

The first paragraph under the heading “Principal Investment Strategies” is amended to read as follows:

The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays US Long Treasury Bond Index. This Index includes fixed income securities issued by the U.S. Treasury (not including inflation-protected bonds), with maturities greater than 10 years.

The first paragraph under the heading “Annual Total Returns” is amended to read as follows:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Effective December 12, 2017, the Fund began tracking the Bloomberg Barclays US Long Treasury Bond Index as its target index. The Fund’s board of trustees believes that the current index is more closely aligned with the Fund’s investment strategy. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays US Treasury 1-3 Year Bond Index, Bloomberg Barclays U.S. 1-3 Year Government Float Adjusted Index, Bloomberg Barclays US Treasury 3-10 Year Bond Index, Bloomberg Barclays U.S. 3-10 Year Government Float Adjusted Index, Bloomberg Barclays US Long Treasury Bond Index, Bloomberg Barclays U.S. Long Government Float Adjusted Index, Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index, Bloomberg Barclays U.S. 5-10 Year Corporate Bond Index, Bloomberg Barclays U.S. 10+ Year Corporate Bond Index, and Bloomberg Barclays U.S. MBS Float Adjusted Index (the Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Sector Bond Index Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Sector Bond Index Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Sector Bond Index Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect to the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Sector Bond Index Funds or the owners of the Sector Bond Index Funds.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Sector Bond Index Funds. Investors acquire the Sector Bond Index Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Sector Bond Index Funds. The Sector Bond Index Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Sector Bond Index Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Sector Bond Index Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Sector Bond Index Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Sector Bond Index Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Sector Bond Index Funds.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Sector Bond Index Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Sector Bond Index Funds, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBLITY OF SUCH, RESULTING FROM THE USE OF BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE SECTOR BOND INDEX FUNDS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

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PSI 1642 122017